SHARE-BASED AWARDS (Summary of Restricted Shares) (Details) - $ / shares								12 Months Ended
	Oct. 02, 2018	Sep. 13, 2017	Aug. 08, 2017	Aug. 07, 2017	Aug. 01, 2014	Jul. 01, 2014	Feb. 18, 2014	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Forfeited								(355,884)
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Beginning balance								11,573,802
Numbers of shares, Granted	5,992,605	45,000	3,319,200	1,453,950	69,564,000	21,132,000	1,370,250,000		0	0
Numbers of shares, Vested								(63,618)
Numbers of shares, Forfeited								(83,250)
Numbers of shares, Ending balance								11,426,934
Numbers of shares, Exercisable								1,073,679
Expected to vest								10,353,255
Weighted average grant date fair value, Beginning balance								$ 1.32
Weighted average grant date fair value, Vested								1.34
Weighted average grant date fair value, Forfeited								1.93
Weighted average grant date fair value, Ending balance								1.32
Weighted average grant date fair value, Exercisable								1.93
Expected to vest								$ 1.25
Restricted shares [Member] | February 18, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted								1,370,250
Weighted average grant date fair value, Granted								$ 1.93
Restricted shares [Member] | July 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted								21,132
Weighted average grant date fair value, Granted								$ 2.35
Restricted shares [Member] | August 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted								69,564
Weighted average grant date fair value, Granted								$ 2.44
Restricted shares [Member] | August 7, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted								1,453,950
Weighted average grant date fair value, Granted								$ 1.33
Restricted shares [Member] | August 8, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted								3,319,200
Weighted average grant date fair value, Granted								$ 1.34
Restricted shares [Member] | September 13, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted								45,000
Weighted average grant date fair value, Granted								$ 1.33
Restricted shares [Member] | October 2, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares, Granted								5,992,605
Weighted average grant date fair value, Granted								$ 1.19